Annual Total Returns[BarChart] - AST SMALL CAP GROWTH PORTFOLIO - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.98%)	12.18%	35.17%	3.82%	0.79%	12.07%	23.91%	(8.40%)	30.12%	48.39%